SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following is a summary of the adjustment to the financial statement line items in the Consolidated Balance Sheets impacted by this accounting update:

December 31, 2014
(in thousands)	As Reported
Consolidated Balance Sheet Line Item	Balance	Adjustment	Adjusted Balance
Other noncurrent assets, net	$94,271	$(3,806)	$90,465
Notes payable and current portion of long-term debt	112,831	(1,008)	111,823
Long-term debt	1,152,882	(2,798)	1,150,084

December 31, 2013
(in thousands)	As Reported
Consolidated Balance Sheet Line Item	Balance	Adjustment	Adjusted Balance
Other noncurrent assets, net	$220,154	$(4,423)	$215,731
Notes payable and current portion of long-term debt	309,862	(2,589)	307,273
Long-term debt	1,166,178	(1,834)	1,164,344